RELATED PARTY TRANSACTIONS, Transactions with WGI (Details)		1 Months Ended		12 Months Ended
		Aug. 31, 2025 USD ($)	Jul. 31, 2025 USD ($)	Mar. 31, 2026 USD ($) Shareholder	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)
Transactions with Related Parties [Abstract]
Investment in membership interests		$ 1,000,000
Contract assets				$ 1,291,837	$ 1,200,000
Payables - Broker-dealer				167,569	123,137
Revenues [Abstract]
Total revenues				11,082,924	7,447,944	$ 10,055,809
Software licensing and related support services revenue				91,837
Allowance for expected credit losses				$ 1,256,873	0	0
Wealth Guardian Investment Limited [Member]
Transactions with Related Parties [Abstract]
Number of shareholders | Shareholder				2
Aggregate ownership percentage				10.00%
Receivables - software licensing (including subscription based) and related support services				$ 600,000	600,000
Receivables - Total	[1]			600,000	5,426,387
Contract assets				400,000	1,200,000
Payables - Brokerage services				0	1,417,153
Payables - Broker-dealer				0	75,136
Payables - Total				0	1,492,289
Revenues [Abstract]
Revenues - brokerage commission and handling charge income				1,388,841	2,539,260	1,757,731
Revenues - interest income				415,596	1,040,634	1,016,179
Revenues - software licensing and related support services				400,000	1,200,000	1,197,551
Total revenues				2,204,437	4,779,894	3,971,461
Software licensing and related support services revenue				400,000	1,200,000	0
Allowance for expected credit losses				1,100,000
Wealth Guardian Investment Limited [Member] | Unsettled Trade [Member]
Transactions with Related Parties [Abstract]
Receivables from clients				0	1,549,709
Wealth Guardian Investment Limited [Member] | Margin Loan [Member]
Transactions with Related Parties [Abstract]
Receivables from clients	[2],[3]			0	3,276,678
Payables - Brokerage services				0	200,000
Proceeds from Lines of Credit				0	6,200,000	$ 4,300,000
Margin loan receiavbles, net				$ 0	$ 3,300,000
Waton Trust Limited [Member]
Transactions with Related Parties [Abstract]
Aggregate ownership percentage				20.00%
WIG SPC [Member]
Transactions with Related Parties [Abstract]
Aggregate ownership percentage				100.00%
Waton Securities International Limited ("WSI") [Member] | Class VI Shares [Member]
Transactions with Related Parties [Abstract]
Investment in membership interests			$ 1,000,000

[1]	As of March 31, 2026 and 2025, receivables from WGI, including margin loan receivables, have been either fully collateralized by the client-owned securities held in the customer’s account or fully collected.
[2]	As of March 31, 2026 and 2025, the amounts consisted of margin loan receivables of nil and $3.3 million, respectively.
[3]	WSI extended a credit line of nil, $6.2 million and $4.3 million to WGI for margin transactions during the years ended March 31, 2026, 2025 and 2024, respectively.